Mergers and Acquisitions (Tables)	12 Months Ended
Jun. 30, 2012
Dyaptive Systems Inc
Acquisitions
Schedule of purchase price allocation to acquired assets

The purchase price was allocated as follows (in millions, in USD):

Net tangible assets acquired	$3.4
Intangible assets acquired:
Developed technology	6.2
Customer relationships	2.3
Others	0.9
Goodwill	2.0
Total purchase price	$14.8

Schedule of fair value of tangible assets acquired and liabilities assumed

The following table summarizes the components of the tangible assets acquired and liabilities assumed at fair value (in millions):

Cash	$4.0
Accounts receivable	0.9
Inventories	0.8
Property and equipment	0.5
Accounts payable	(0.2)
Deferred revenue	(0.3)
Employee related liabilities	(2.3)
Net tangible assets acquired	$3.4

Network Solutions Division of Agilent Technologies, Inc. ("NSD")
Acquisitions
Schedule of purchase price allocation to acquired assets

The purchase price was allocated as follows (in millions):

Net tangible assets acquired	$27.9
Intangible assets acquired:
Developed technology	42.7
Customer relationships	30.8
In-process research and development	9.8
Customer backlog	5.8
Goodwill	46.8
Total purchase price	$163.8

Schedule of fair value of tangible assets acquired and liabilities assumed

The following table summarizes the components of the tangible assets acquired at fair value (in millions):

Accounts receivable	$26.8
Inventories	4.7
Property and equipment	4.8
Accounts payable	(4.8)
Deferred revenue	(6.3)
Other assets and liabilities, net	2.7
Net tangible assets acquired	$27.9

Schedule of estimated useful lives of acquired intangible assets

The acquired intangible assets, except for in-process research and development (“IPR&D”), are being amortized over their estimated useful lives, which are presented in the table below :

Developed technology	5 years
Customer relationships	5 to 9 years
Customer backlog	1 to 2 years

Schedule of pro forma financial information on the results of the company

The financial information in the table below summarizes the results of operations of the Company and NSD, on a pro forma basis, as though the companies have been combined as of the beginning of each of the years presented:

(in millions, except per share data)	July 3, 2010
Pro forma net revenue	1,497.5
Pro forma net loss	(79.1)
Pro Forma net loss per share - basic and diluted	(0.36)

Storage Network Tools Business of Finisar Corporation ("SNT")
Acquisitions
Schedule of purchase price allocation to acquired assets

The purchase price was allocated as follows (in millions, in USD):

Net tangible assets acquired	$1.8
Intangible assets acquired:
Developed technology	16.2
Customer relationships	10.0
In-process research and development	1.5
Other	1.3
Goodwill	9.9
Total purchase price	$40.7

Schedule of fair value of tangible assets acquired and liabilities assumed

The following table summarizes the components of the tangible assets acquired at fair value (in millions):

Inventories	$1.5
Property and equipment	0.6
Deferred revenue	(0.1)
Other assets and liabilities, net	(0.2)
Net tangible assets acquired	$1.8

Schedule of estimated useful lives of acquired intangible assets

The acquired intangible assets, except for IPR&D, are being amortized over their estimated useful lives, which are presented in the table below:

Customer relationships	6 years
Developed technology	5 years
Trademark/tradename	5 years
Internally used software	3 years